Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income	$ 6,810,000	$ 4,282,000
Items not requiring (providing) cash
Depreciation and amortization	1,040,000	974,000
Provision for loan losses	908,000	297,000
Provision for losses on foreclosed real estate	0	70,000
Amortization of premiums and discounts on securities-net	326,000	135,000
Amortization of intangible assets	150,000	42,000
Deferred income taxes	42,000	375,000
Originations of loans held for sale	(2,796,000)	(3,064,000)
Proceeds from sale of loans held for sale	2,850,000	3,130,000
Net gains on sales of loans	(54,000)	(66,000)
Amortization of ESOP	272,000	280,000
Expense related to share-based compensation plans	293,000	287,000
Loss on sale of real estate and other repossessed assets	5,000	27,000
Increase in cash surrender value of bank-owned life insurance	(81,000)	(389,000)
Gain on sale of fixed assets	(8,000)	0
AmortizationOfFinancingCosts	36,000	0
Changes in
Accrued interest receivable	(898,000)	(660,000)
Other assets	(1,188,000)	589,000
Interest payable and other liabilities	910,000	(554,000)
Net cash provided by operating activities	8,617,000	5,755,000
Investing Activities
Purchases of available-for-sale securities	(102,645,000)	(78,117,000)
Sale of available-for-sale securities	45,255,000	23,865,000
Sale of interest-bearing time deposits	0	3,461,000
Net change in loans	(33,403,000)	(34,971,000)
Mandatory redemption of Federal Home Loan Bank Stock	231,000	0
Purchases of bank-owned life insurance	(4,000,000)	0
Purchases of premises and equipment, net	(1,336,000)	(785,000)
Net cash received from acquisition of Powhatan Point Community Bancshares, Inc.	0	23,457,000
Proceeds from sale of premises and equipment	19,000	0
Proceeds from sales of foreclosed assets	86,000	543,000
Net cash used in investing activities	(95,793,000)	(62,547,000)
Financing Activities
Net increase in deposits	22,626,000	83,884,000
Proceeds of Federal Home Loan Bank advances	39,800,000	0
Repayments of Federal Home Loan Bank advances	(106,000)	(9,916,000)
Proceeds from issuance of subordinated debentures, net of origination fees	19,383,000	0
Net change in securities sold under repurchase agreements	(1,153,000)	(3,017,000)
Repurchase of common stock	(416,000)
Cash dividends paid	(3,226,000)	(3,221,000)
Net cash provided by financing activities	76,908,000	67,730,000
Decrease (Increase) in Cash and Cash Equivalents	(10,268,000)	10,938,000
Cash and Cash Equivalents, Beginning of Year	25,253,000	14,315,000
Cash and Cash Equivalents, End of Year	14,985,000	25,253,000
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	6,098,000	3,285,000
Federal income taxes paid	25,000	715,000
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	818,000	$ 280,000
Acquisition, liabilities were assumed
Fair value of assets acquired	62,328
Less common stock issued	4,711
Less cash paid for common stock	1,529
Liabilities assumed	$ 56,088